Derivatives - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivatives
Derivative financial assets	$ 1,574.8	$ 972.5
Derivative financial liabilities	356.9	444.9
Equity derivative contracts
Derivatives
Notional amount	4,156.1	4,101.7
Cost	140.5	149.1
Derivative financial assets	1,121.2	595.7
Derivative financial liabilities	0.4	32.5
Foreign currency derivative contracts
Derivatives
Cost	3.1
Derivative financial assets	204.2	65.0
Derivative financial liabilities	134.3	158.8
Other derivative contracts
Derivatives
Cost	137.3	254.2
Derivative financial assets	249.4	311.8
Derivative financial liabilities	$ 222.2	$ 253.6